Note 17 - Leases (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Lease, Cost [Table Text Block]
Operating
Weighted average remaining term (years)	13.2
Weighted average discount rate	2.58%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Undiscounted cash flows due (In thousands):	Operating
2023	$332
2024	324
2025	323
2026	332
2027	282
2028 and thereafter	2,163
Total undiscounted cash flows	3,756
Discount on cash flows	(593)
Total lease liabilities	$3,163